INCOME TAX - Income tax provision (Details)	11 Months Ended
Dec. 31, 2020 USD ($)
Federal
Current	$ 36,632
Deferred	(754,457)
State
Current	0
Deferred	0
Change in valuation allowance	754,457
Income tax provision	$ 36,632